Other long-term liabilities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2012	Dec. 31, 2010
Other long-term liabilities
Asset retirement obligations	$ 52,336
Net pension liability	2,243
Deferred revenue	1,623
Other	1,657		2,376
Other long-term liabilities	57,859	60,022	2,376
Movement in asset retirement obligations in acquisition of CPILP
Asset retirement obligations beginning of year	0
Asset retirement obligations assumed in acquisition	52,330
Accretion of asset retirement obligations	223
Foriegn currency translation adjustments	(117)
Asset retirement obligations, end of year	$ 52,336